SHARE-BASED COMPENSATION (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2010
Fair value of the options granted, estimated on the date of grant using Black-Scholes option-pricing model with assistance from Duff & Phelps, an independent valuation firm, with assumptions used
Risk-free interest rate, minimum (as a percent)	1.28%	1.62%	0.96%
Risk-free interest rate, maximum (as a percent)	1.93%	3.25%	3.49%
Volatility rate, minimum (as a percent)	53.00%	54.00%	42.00%
Volatility rate, maximum (as a percent)	64.00%	55.00%	61.00%
Dividend yield (as a percent)	0.00%	0.00%	0.00%
Closing stock price of ordinary shares (in dollars per share)	$ 1.15	$ 1.18	$ 11.17	$ 0.701
Intrinsic value of options exercised	$ 14,848	$ 74,233	$ 10,786
Minimum
Fair value of the options granted, estimated on the date of grant using Black-Scholes option-pricing model with assistance from Duff & Phelps, an independent valuation firm, with assumptions used
Expected life	5 years 11 months 16 days	5 years 11 months 1 day	4 months 10 days
Maximum
Fair value of the options granted, estimated on the date of grant using Black-Scholes option-pricing model with assistance from Duff & Phelps, an independent valuation firm, with assumptions used
Expected life	6 years 29 days	6 years 1 month 2 days	7 years 3 months 7 days